Note 23 - Commitments and Contingencies (Tables)	12 Months Ended
Oct. 31, 2023
Statement Line Items [Line Items]
Disclosure of commitments [text block]
(thousands of Canadian dollars)
	2023	2022

Loan commitments	$405,426	$382,851
Letters of credit	75,963	60,273

	$481,389	$443,124